Impairments (Details) - SEK (kr) kr in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Impairment of financial assets	kr 25	kr 5		kr 30	kr (27)	kr (59)
Reversal of previous write-downs			kr 13		17	110
Net impairment and reversals	25	5	13	30	(10)	51
Established losses					(47)	(47)
Reserves applied to cover established credit losses					47	46
Recovered credit losses	0	0		0		1
Net credit losses			13		(10)	51
Net credit losses for IFRS 9	25	5		30
Loss Allowance
Opening balance	(135)	(155)	(230)	(155)	(254)	(254)
Adjustments to opening balance due to IFRS 9		18		18
Reserves applied to cover established credit losses					47	46
Net impairment and reversals	25	5	13	30	(10)	51
Exchange-rate differences	(6)	(3)		(9)	0	2
Closing balance	kr (116)	kr (135)	kr (217)	kr (116)	kr (217)	kr (155)